Taxation (Reconciliation Between Statutory and Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxation
Statutory income tax rates (as a percent)	25.00%	25.00%	25.00%
Effect of preferential tax (as a percent)	(5.00%)	(14.00%)	(8.00%)
Change in valuation allowance (as a percent)	(10.00%)	19.00%	2.00%
Permanent differences (as a percent)	7.00%	3.00%	2.00%
Effect of withholding tax (as a percent)		2.00%
Effect on tax rates in different tax jurisdiction (as a percent)	1.00%	(1.00%)	(1.00%)
Effective tax rate (as a percent)	18.00%	34.00%	20.00%